LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

October 15, 1996

Dear Shareholder:

The previous year was a lean one for fixed income investors, as rising interest rates undercut the value of non-money fund portfolios. Despite this, The JPM Pierpont Tax Exempt Money Market Fund posted a positive 3.23% return, while its benchmark, the IBC/Donoghue Tax Exempt Money Fund Average posted a gain of 3.04% over the same period. The Fund's 7-day yield, at 3.10% translates to a pre-tax equivalent yield of 5.13%, assuming a 39.6% tax rate.

The Fund maintained a stable $1.00 net asset value over the year. On August 31, 1996, the assets of the Fund were $1,050,370,793 while the net assets of The Tax Exempt Money Market Portfolio, in which the Fund invests, were $1,214,576,786. A dividend of $0.03 per share was paid, all of which is exempt from Federal income taxes.

This report includes a discussion with Dan Mulvey, the portfolio manager primarily responsible for The JPM Pierpont Tax Exempt Money Market Fund. In this interview, Dan talks about the events of the previous fiscal year that had the greatest effect on the Portfolio and also discusses how our investment strategy was used to protect assets in a difficult environment. We hope this helps you to understand some of the factors that affect how your money is managed.

As always, we welcome your comments, questions or any suggestions on how we can further improve our financial reports. Please call J.P. Morgan Funds Services toll free at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS . . . . . . . . . . . . . . . . 1
FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . 2
PORTFOLIO MANAGER Q&A. . . . . . . . . . . . . . . . . . . 3
GLOSSARY OF TERMS  . . . . . . . . . . . . . . . . . . . . 8
FUND FACTS AND HIGHLIGHTS. . . . . . . . . . . . . . . . . 9
SPECIAL FUND-BASED SERVICES. . . . . . . . . . . . . . . .10
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . .12

FUND PERFORMANCE


EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how the fund has performed over the short term.



PERFORMANCE                                                           TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------         -----------------------------------
                                                                      THREE     SIX            ONE       THREE     FIVE      TEN
AS OF AUGUST 31, 1996                                                 MONTHS    MONTHS         YEAR      YEARS     YEARS     YEARS
--------------------------------------------------------------------------------------         -----------------------------------

The JPM Pierpont Tax Exempt
   Money Market Fund                                                  0.75%     1.55%          3.23%     2.93%     2.83%     3.91%
IBC/Donoghue's Tax Free
   Money Fund Average                                                 0.70%     1.44%          3.04%     2.76%     2.69%     3.78%

AS OF JUNE 30, 1996
--------------------------------------------------------------------------------------         -----------------------------------
The JPM Pierpont Tax Exempt
   Money Market Fund                                                  0.79%     1.54%          3.29%     2.87%     2.86%     3.93%
IBC/Donoghue's Tax Free
   Money Fund Average                                                 0.74%     1.46%          3.10%     2.70%     2.73%     3.80%


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC/DONOGHUE'S TAX FREE MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE.

PORTFOLIO MANAGER Q&A

[Photo]

Following is an interview with DAN MULVEY, part of the portfolio management team of The Tax Exempt Money Market Portfolio, in which the Fund invests. Dan joined Morgan in September 1991 after six years at Equitable Life where he was a trader for money market, government, and corporate securities. He earned a B.A. in Economics from the University of Illinois and an M.B.A. from Fordham University. This interview was conducted on October 4, 1996 and represents Dan's views on that date.

MONEY MARKETS ARE MORE SUBJECT TO SUPPLY AND DEMAND FACTORS THAN SOME OF THE OTHER FIXED INCOME MARKETS. WHAT ARE SOME OF THE EVENTS THAT TYPICALLY AFFECT SUPPLY AND DEMAND IN THE MONEY MARKETS?

DM: The principal driver of demand in the money market is tax payments -- in April, of course -- but also quarterly when corporations have to pay their tax obligations. Volatility in other markets such as the stock market and even in the tax exempt market can also sometimes cause people to move out of riskier assets to shorter duration assets like money markets. Also, regular income distribution dates, such as the 15th of the month, when individuals get coupon payments from bonds, result in cash flowing into the market. The general level of rates will also affect the amount of issuance or the degree of demand in the market. To some extent issuance for municipalities is on a fiscal year, so you tend to see a lot of issuance in June and some in July. The last cyclical event affecting the market is regular quarter-end pressures that both corporations and municipalities have which result in supply and demand imbalances. While the cycle is roughly annual, it has spikes and troughs, even intramonth. For example, at the beginning of the month there may be lower rates because of reinvestment of a large amount of income distribution, something that happened at around the 15th of the previous month, then at the close of the month-end you might have funding needs for the municipalities, which adds to supply. December is usually the most volatile month in terms of quarter- and year-end type pressures. Florida, for instance, has an intangible tax which causes its residents to sell out of just about all issues and go into Treasuries, and this creates a large temporary supply in the market and lessens demand as well.

DOES THIS INFLUENCE BUYING DECISIONS? WOULD YOU HOLD OFF ON BUYING IF YOU KNOW THERE IS GOING TO BE A LOT OF NEW SUPPLY COMING INTO THE MARKET IN, SAY, THREE WEEKS?

DM: There has to be a balance between cash flows and our basic duration strategy. If we have a bias toward being long, then we can use cyclical factors to be proactive. For instance, if investors know there's going to be a surge in demand due to reinvestment, they can use a period of good supply to move out on the yield curve and avoid being in the market when supply dries up. Nonetheless, the decision is not based solely on the seasonality or the supply/demand but also weighed against a basic duration decision. If demand drops off but rates go up, an investor would be better off maintaining a relatively short duration.

WHAT KIND OF FACTORS DO YOU CONSIDER WHEN YOU'RE ESTABLISHING A DURATION OR AVERAGE LIFE DECISION?

DM: First and foremost, we consider the expected path of the economy over the near term and what the implications are for monetary policy. Monetary policy is, as in taxable funds, a key driver in the duration decision. Another factor that's considered is what the market is paying (where interest rates are versus where the market expects them to be in the future) relative to those expectations. If you are expecting the Federal Reserve to tighten and the market is also expecting this, you might not be compensated for buying out longer maturities. If the market is pricing in more tightening than you are, you want to buy the market. If the market is not expecting any tightening and you are, you probably want to be shorter.

GIVEN THAT MOST TAX EXEMPT MONEY MARKET FUNDS ARE BUY AND HOLD, INTEREST RATE FLUCTUATIONS WOULD SEEM TO BE RELATIVELY UNIMPORTANT, SO WHY ARE WE SO DRIVEN BY DURATION? WHY WOULDN'T WE JUST WANT TO GO FOR THE MAXIMUM YIELD POSSIBLE AND FORGET ABOUT DURATION? WHY NOT JUST BE AT 90 DAYS (THE PORTFOLIO'S MAXIMUM ALLOWABLE AVERAGE MATURITY) OR WHEREVER THE YIELD IS HIGHEST?

DM: Being at the maximum allowable maturity severely limits our ability to respond to changes in the market. If, for instance, rates increase, we would be unable to take advantage of the higher rates because we would already be at the maximum maturity. The Portfolio would underperform competitors who, by maintaining more flexibility, were able to capture that extra yield. Money markets predominantly use a buy and hold strategy and, consequently, are measured more on book yield, the yield at which the security is bought, than on total return, which includes price appreciation. An investor must remember, also, that the number one priority for a money market fund is to maintain a dollar net asset value while being able to meet all liquidity needs.

WHEN RATES ARE RISING, PORTFOLIO MANAGERS TEND TO BE DEFENSIVE AND SHORTEN THE MATURITY OF THEIR PORTFOLIOS, DRIVING RATES DOWN AT THE SHORT END OF THE CURVE AND IMPROVING PERFORMANCE THERE. IT SEEMS AS THOUGH MONEY MARKETS SERVE AS A NATURAL DIVERSIFIER OF RISK. DO YOU FIND THIS TO BE THE CASE?

DM: The shortening is a defensive bet by longer duration portfolios, and it does happen from time to time. Managers are limited, however, by generally being measured against a specific index, which would not include cash instruments, that is, securities with a remaining maturity of less than one year. A manager probably would not want to assume significant positions outside of his benchmark. Such a move also increases the potential for tracking error, a measure of the variability of a portfolio's return from the return of its benchmark. In addition, there is often a yield sacrifice in moving into money market instruments versus longer term instruments. Sometimes, of course, a manager needs to put cash to work and might buy some money market issues as a repository for the money until the funds can be fully invested. Furthermore, a general "flight to quality" can take up supply, making short-term instruments expensive. However, since a money market manager isn't typically looking to sell, a short-term portfolio will only be hurt by this.

     The bulk of the market is one-day and seven-day floating rate notes -- or variable rate demand notes --and if funds are taking up that supply, all they're taking up is the most expensive, most liquid supply. We have seen longer term funds buying some of the note deals, deals issued for nine months out to a year, because that's not as far out of their indices and from time to time these short-term notes might offer good value compared to taxable instruments. The most recent issue of this kind was the Texas TRANs (tax and revenue anticipation notes) deal in August, which was well-received by longer funds, and the most recent California deal which was bought not only by short-term mutual funds but also by longer-term funds.

TAX EXEMPT MARKETS ARE CERTAINLY STRONGLY AFFECTED BY CONDITIONS IN THE TAXABLE MARKETS. WHAT ARE SOME OF THE SIGNIFICANT LINKAGES BETWEEN THE TWO MARKETS? WHAT ARE SOME OF THE FACTORS THAT CAUSE THEM TO DIVERGE?

DM: The most important, of course, is the comparability of post-tax yields across the two markets; investors cross over from taxable to tax exempt markets if interest rates move lower in the taxable market without a corresponding drop in the tax exempt market. This is driven strictly by a mathematical equation of after-tax yields. Another factor is the general credit quality in each sector. If credit quality in the tax exempt sector is getting weaker, cautious investors may stay in the taxable sector and just pay taxes or focus on Treasuries which are exempt from state and local taxes. Treasuries are particularly attractive in states with high taxes, such as New York and California.

     The other linkage, especially in the money market, is the nature of the credits. A good portion, perhaps three-quarters of the issuers in the tax exempt market, are supported by letters of credit or some sort of credit enhancement, typically given by banks, and to a large extent, by foreign banks. As a result, the general creditworthiness of banks, which is more a phenomenon of the taxable market, does flow through to the tax exempt market because the creditworthiness of the guarantor -- the bank, in this instance -- is considered as important as that of the issuer. It also has an effect on coupon rates as the taxable market is driven to a large extent off of the LIBOR (London Interbank Offered Rate) curve, the rate at which banks lend to other banks worldwide. LIBOR serves as the effective cap for the credit quality that money funds buy, and to the extent that credit quality in general deteriorates among banks, the LIBOR rate will move higher than the Treasury rate. Given that most tax exempt issues are credit-enhanced by these banks, this obviously will have an effect on the tax exempt market as well.

BEYOND EXAMINING THE CREDITWORTHINESS OF THE GUARANTORS, WHAT ARE OTHER CREDIT CRITERIA THAT WE CONSIDER?

DM: Well, of course, we look at the ratings issued by the rating agencies, Moody's and Standard & Poor's, but we also do our own credit work on every security the Portfolio buys. We review all official statements to make sure that credit enhancements are real and to understand what happens in the event of a change of a guarantor bank. We know what the conditions are, what kind of securitization is being created, if the credit is coming from something structural in the security -- over-collateralization or some other factor -- but it's still necessary to look at the official statements of every issue that is purchased. It is necessary to ask if the rating assigned by the rating agency is consistent with our own due diligence.

DO YOU HAVE A LIST OF ACCEPTABLE ISSUERS TO BUY FROM?

DM: We have a list of banks we are approved to do business with and limits on each. However, even if the credit enhancement comes from a bank that's approved, we review the official statement to insure that the credit enhancement is properly defined, and we review each issue to make sure that it is in compliance with its official statement. We have a staff of researchers who specialize in analyzing these issues, including both a municipal credit group and a taxable credit group.

YOU MENTIONED THAT THERE ARE OTHER FACTORS YOU CONSIDER BESIDES
CREDITWORTHINESS, SUCH AS INTEREST RATE RISK. ARE THERE OTHER FACTORS THAT YOU CONSIDER?

DM: Other risk factors include interest rate risk, event risk, structure risk and optionality risk, connected with put and call features or enhancements on the securities held by the Portfolio.

     Interest rate risk is addressed by our Applied Research Group which evaluates the effect on principal that results from dramatic changes in interest rates across and within the yield curve. This helps to establish an appropriate level of interest rate risk. Another risk that is considered is event risk, the possibility that tax reform or major political events will have a negative effect on the total market. We stay connected to information through our economists, and through political action committee heads at Morgan; while we can't control event risk, we are in a good position to monitor it. Also, our in-house dedicated trading desk keeps us closely connected to the market.

     Structure risk arises from potential problems with the design of the security. A security may be structured in a way that contributes to its credit rating -- it may be over-collateralized or in a conduit structure. A conduit structure is a taxable entity issuing on behalf of a municipal effort. For example, Tampa Electric might issue notes that are ultimately a credit of Tampa Electric for the purpose of some municipal effort in the Tampa Bay area, potentially qualifying it as a tax exempt security. Our tax exempt credit group looks at the official statement to insure that the tax exempt nature is real and that the credit enhancement is properly documented, while the taxable credit group confirms that Tampa Electric meets our credit criteria.

     Some optionality risk arises from our use of variable rate demand notes, which make up the bulk of issuance in tax exempt money markets. These are essentially long bonds with maturity shorteners that can be put to a financial institution, such as a bank, so they are can be sold before they mature.

WHAT ARE SOME WAYS OF CONTROLLING THESE RISKS?

DM: You can't afford to lose principal through credit events so credit research is the primary source of protection. We have resources and staff dedicated to looking at municipal and taxable credits, in addition to determining the appropriate level of risk for principal preservation. In essence, all of the other risks that we monitor are ultimately a function of credit.

WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING THE TAX EXEMPT MONEY MARKET OVER THE PREVIOUS SIX MONTHS?

DM: The most significant factors over the last six months were the uncertainties produced by conflicting economic signals and the rise in rates that signaled a market expectation of Fed tightening. As the period of no Fed action extended, interest rates leveled off. In addition, limited supply in the tax exempt market has been a net positive.

HOW WAS THE PORTFOLIO MANAGED TO RESPOND TO THESE FACTORS?

DM: We have kept the Portfolio's average maturity relatively short over the last six months until recently, when we concluded that the Fed isn't going to act for the rest of the year. Over this period, we have extended maturity only when there were worthwhile long-term note deals. At the same time, we've maintained a high degree of credit quality and liquidity.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND WAS SUCCESSFUL IN OUTPERFORMING NOT ONLY ITS BENCHMARK, THE IBC/DONOGHUE TAX EXEMPT MONEY FUND AVERAGE, BUT ALSO THE LIPPER COMPETITIVE UNIVERSE. WHAT DO YOU FEEL WERE THE CHIEF REASONS FOR THIS OUTPERFORMANCE?

DM: We were able to keep the Fund's maturity lower than our competitors (as measured by Donoghue's Tax Exempt Money Fund average) in a rising environment, and that helped us. Also, we held securities in what proved to be the right part of the yield curve, which contributed to overall performance as well. We were also successful in remaining invested through periods of low supply, when rates tend to fall off.

WHAT IS YOUR OUTLOOK FOR THE TAX EXEMPT MONEY MARKET OVER THE COMING YEAR? DO YOU EXPECT FED TIGHTENING?

DM: We don't expect any Fed action for the balance of the year. We are concerned with some of the implications of the presidential election, but I imagine we will maintain a bias toward a longer average life for the balance of the year, looking to get shorter as we move into 1997.

GLOSSARY OF TERMS


AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Pierpont Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

---------------------------------------------
INCEPTION DATE
09/12/83

---------------------------------------------
NET ASSETS AS OF 8/31/96
$1,050,370,793

---------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

---------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/20/96


EXPENSE RATIO
The Fund's annual expense ratio of 0.48% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services.
The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1996

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[Pie Chart]

VARIABLE RATE DEMAND NOTES                 73.0%
REVENUE BONDS                              10.9%
TAX ANTICIPATION NOTES                      6.0%
TAX REVENUE ANTICIPATION NOTES              2.5%
GENERAL OBLIGATIONS                         2.2%
THIRD PARTY PUT BONDS                       1.9%
COMMERCIAL PAPER                            1.8%
REVENUE ANTICIPATION NOTES                  1.7%


AVERAGE 7-DAY YIELD
3.10%


AVERAGE MATURITY
39 days

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- Make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.


KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENT PAST PERFORMANCE. PLEASE REMEMBER THAT PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE PERFORMANCE. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE TAX EXEMPT MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money
  Market Portfolio ("Portfolio"), at
  value                                  $1,050,860,180
Prepaid Trustees' Fees                            2,893
Prepaid Expenses and Other Assets                 9,107
                                         --------------
    Total Assets                          1,050,872,180
                                         --------------

LIABILITIES
Dividends Payable to Shareholders               288,306
Shareholder Servicing Fee Payable               132,561
Administrative Services Fee Payable              28,593
Administration Fee Payable                       15,207
Fund Services Fee Payable                         2,022
Accrued Expenses                                 34,698
                                         --------------
    Total Liabilities                           501,387
                                         --------------

NET ASSETS
Applicable to 1,050,312,172 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                            $1,050,370,793
                                         --------------
                                         --------------
Net Asset Value, Offering and
  Redemption Price Per Share                      $1.00
                                                  -----
                                                  -----

ANALYSIS OF NET ASSETS
Paid-in Capital                          $1,050,657,052
Accumulated Net Realized Loss on
  Investment                                   (286,259)
                                         --------------
    Net Assets                           $1,050,370,793
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO
Allocated Interest Income                             $36,282,911
Allocated Portfolio Expenses                           (2,454,451)
                                                      -----------
    Net Investment Income Allocated
    from Portfolio                                     33,828,460

FUND EXPENSES
Shareholder Servicing Fee                $1,680,618
Administrative Services Fee                 173,920
Administration Fee                          160,885
Transfer Agent Fees                          98,183
Fund Services Fee                            53,896
Trustees' Fees and Expenses                  17,977
Professional Fees                            14,636
Miscellaneous                                90,272
                                         ----------

NET FUND EXPENSES                                       2,290,387
                                                      -----------
NET INVESTMENT INCOME                                  31,538,073

NET REALIZED LOSS ON INVESTMENT
  ALLOCATED FROM PORTFOLIO                                    (48)
                                                      -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $31,538,025
                                                      -----------
                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL  FOR THE FISCAL
                                           YEAR ENDED      YEAR ENDED
                                           AUGUST 31,      AUGUST 31,
                                              1996            1995
                                         --------------  --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $   31,538,073  $   35,554,136
Net Realized Loss on Investment
  Allocated from Portfolio                          (48)       (245,620)
                                         --------------  --------------
    Net Increase in Net Assets
    Resulting from Operations                31,538,025      35,308,516
                                         --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                       (31,538,073)    (35,568,732)
                                         --------------  --------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial
  Interest Sold                           3,833,007,530   3,817,542,595
Reinvestment of Dividends                    31,085,122      32,310,165
Cost of Shares of Beneficial Interest
  Redeemed                               (3,798,790,511) (3,838,123,338)
                                         --------------  --------------
    Net Increase from Transactions in
    Shares of Beneficial Interest            65,302,141      11,729,422
                                         --------------  --------------
    Total Increase in Net Assets             65,302,093      11,469,206

NET ASSETS
Beginning of Fiscal Year                    985,068,700     973,599,494
                                         --------------  --------------
End of Fiscal Year                       $1,050,370,793  $  985,068,700
                                         --------------  --------------
                                         --------------  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                              FOR THE FISCAL YEAR ENDED AUGUST 31,
                                         -----------------------------------------------
                                           1996      1995     1994      1993      1992
                                         ---------  -------  -------  ---------  -------
NET ASSET VALUE, BEGINNING OF YEAR       $    1.00  $  1.00  $  1.00  $    1.00  $  1.00
                                         ---------  -------  -------  ---------  -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.0318   0.0336   0.0212     0.0214   0.0317
Net Realized Gain (Loss) on Investment     (0.0000 (a) (0.0002) (0.0000 (a)    0.0001  0.0002
                                         ---------  -------  -------  ---------  -------
Total from Investment Operations            0.0318   0.0334   0.0212     0.0215   0.0319
                                         ---------  -------  -------  ---------  -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                      (0.0318) (0.0336) (0.0212)   (0.0214) (0.0317)
Net Realized Gain                               --       --  (0.0000 (a)   (0.0002)      --
                                         ---------  -------  -------  ---------  -------
Total Distributions to Shareholders        (0.0318) (0.0336) (0.0212)   (0.0216) (0.0317)
                                         ---------  -------  -------  ---------  -------

NET ASSET VALUE, END OF YEAR             $    1.00  $  1.00  $  1.00  $    1.00  $  1.00
                                         ---------  -------  -------  ---------  -------
                                         ---------  -------  -------  ---------  -------
Total Return                                  3.23%    3.41%    2.14%      2.15%    3.19%
                                         ---------  -------  -------  ---------  -------
                                         ---------  -------  -------  ---------  -------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)   $1,050,371 $985,069 $973,599 $1,007,330 $922,358
Ratios to Average Net Assets
  Expenses                                    0.48%    0.51%    0.52%      0.52%    0.53%
  Net Investment Income                       3.17%    3.35%    2.10%      2.14%    3.16%
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement                --     0.00%(b)    0.01%      0.01%    0.01%

------------------------
(a)Less than $0.0001.

(b)Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Tax Exempt Money Market Fund (the "Fund") is a separate series of The JPM Pierpont Funds (the "Trust"), a Massachusetts business trust which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Tax Exempt Money Market Fund, respectively.

The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (87% at August 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. As of August 31, 1996, the Fund incurred and elected to defer post-October losses of $2,556 until the next taxable year. For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 1996 of $289,320, of which $52,908 expires in 2003 and $236,412 which expires in 2004. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Trust's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from September 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $81,191.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $76,396. The Administration Agreement with Signature was terminated on July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI's fees are paid by the Fund (see Note 2b). For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $3,298.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee and the fund services fee at 0.043% of the Fund's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, Morgan's fee for these services amounted to $145,945.

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide fees to be paid by the Fund under both the amended Services Agreement and the Co-Administration Agreement (see Note 2a) is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $27,975.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995, the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.21% of the average daily net assets of the Fund up to and including $1.5 billion and 0.16% on any excess over $1.5 billion. For the period from September 1, 1995 through December 28, 1995, the fee for these services amounted to $660,464.

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.15% of the average daily net assets of the Fund up to and including $2 billion and 0.10% on any excess over $2 billion. For the period from December 29, 1995 through August 31, 1996, the fee for these services amounted to $1,020,154.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $53,896 for the fiscal year ended August 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $6,900.

Report of Independent Accountants

To the Trustees and Shareholders of
The JPM Pierpont Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont Tax Exempt Money Market Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended August 31, 1992 was audited by other independent accountants whose report dated October 8, 1992 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP
New York, New York
October 16, 1996

The Tax Exempt Money Market Portfolio
Annual Report August 31, 1996

(The following pages should be read in conjunction with The JPM Pierpont Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
ALABAMA (2.4%)
$   15,300      Columbia, (Industrial Development Board, PCR,
                  Refunding, Alabama Power Co. Project, Series
                  1995D, due 10/01/22) ..........................   VRDN    09/03/96(a) 3.700%  $   15,300,000
     2,250      Jefferson County, (Public Improvement Revenue
                  Warrant, Briarwood Presbyterian Church Project,
                  Series 1988, due 05/01/08), LOC Amsouth
                  Bank ..........................................   VRDN    10/01/96(a) 5.362        2,250,000
     5,700      North Alabama, Environmental Improvement
                  Authority (PCR, Reynolds Metals Inc. Project,
                  Series 1985, due 12/01/00), LOC Bank of Nova
                  Scotia ........................................   VRDN    09/03/96(a) 3.700        5,700,000
     5,300      Red Bay County, (Industrial Development Board,
                  IDR, Refunding, Gates Rubber Co. Project,
                  Series 1987, due 11/01/10) ....................   VRDN    09/05/96(a) 3.547        5,300,000
       900      Stevenson, (Industrial Development Board, Mead
                  Corp. Project, Series 1986, due 11/01/16), LOC
                  Credit Suisse .................................   VRDN    09/03/96(a) 3.700          900,000
                                                                                                --------------
                                                                                                    29,450,000
                                                                                                --------------

ALASKA (0.9%)
      4,745     Alaska, (Industrial Development & Export
                  Authority, IDR, American President Lines Ltd.,
                  Series 1991, due 11/01/09), LOC Industrial Bank
                  of Japan Ltd. .................................   VRDN    09/04/96(a) 4.000        4,745,000
     1,420      Alaska, (Industrial Development Authority, IDR,
                  Providence Medical Office Building Associates
                  Project, Series 1985, due 06/01/10), LOC
                  Kredietbank N.V. ..............................   VRDN    10/01/96(a) 3.700        1,420,000
     5,100      Alaska, (State Housing Financial Corp., Series
                  1991C, due 06/01/26), LOC Swiss Bank ..........   VRDN    09/04/96(a) 3.550        5,100,000
                                                                                                --------------
                                                                                                    11,265,000
                                                                                                --------------

ARIZONA (3.5%)
      1,000     Casa Grande, (Industrial Development Authority,
                  IDR, Abbott Labs Project, Series 1983, due
                  12/01/03) .....................................   VRDN    10/01/96(a) 4.537        1,000,000
       800      Casa Grande, (Industrial Development Authority,
                  IDR, Abbott Labs Project, Series 1984, due
                  12/01/99) .....................................   VRDN    10/01/96(a) 4.537          800,000
     6,600      Maricopa County, (Pollution Control Corporation,
                  PCR, Public Service Co. of New Mexico, Palo
                  Verde Project, Series 1992A, Refunding, due
                  11/01/22), LOC Canadian Imperial Bank .........   VRDN    09/04/96(a) 3.400        6,600,000
     7,000      Mesa, (Municipal Development Corp.) .............    CP     10/10/96    3.650        7,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
ARIZONA (CONTINUED)
$   24,300      Pima County, (Industrial Development Authority,
                  IDR, Tucson Electric Co. Project, Series 1982A,
                  due 06/15/22), LOC Societe Generale ...........   VRDN    09/04/96(a) 3.500%  $   24,300,000
     3,200      Tucson, (Industrial Development Authority,
                  Reliance Group Inc., Parking Garage Revenue,
                  due 06/01/15), LOC Societe Generale ...........   VRDN    09/05/96(a) 3.625        3,200,000
                                                                                                --------------
                                                                                                    42,900,000
                                                                                                --------------

ARKANSAS (0.5%)
        750     North Little Rock, (IDR, Refunding, Noland Co.
                  Project, Series 1989, due 02/01/99), LOC
                  Wachovia Bank and Trust .......................   VRDN    09/05/96(a) 3.548          750,000
     5,175      Texarkana, (Industrial Development Board, Cooper
                  Tire and Rubber Co. Project, Series 1991, due
                  03/01/21) .....................................   VRDN    09/05/96(a) 4.150        5,175,000
                                                                                                --------------
                                                                                                     5,925,000
                                                                                                --------------

CALIFORNIA (2.6%)
      5,300     California, (Health Facilities Financing
                  Authority, Series 1996, due 07/01/22) .........   VRDN    09/03/96(a) 3.650        5,300,000
     2,000      Fresno, (IDR, Fresno MSA Limited Partnership
                  Project, due 08/01/05), LOC Bank of Nova
                  Scotia ........................................   VRDN    10/01/96(a) 5.362        2,000,000
    18,100      Los Angeles, (California Regional Airports
                  Improvement Corp., Los Angeles International
                  Airport, Series 1985, due 12/01/25), LOC
                  Societe Generale ..............................   VRDN    09/03/96(a) 3.700       18,100,000
     6,500      Los Angeles, (Unified School District, Series
                  A) ............................................   TRAN    06/30/97    4.500        6,536,240
                                                                                                --------------
                                                                                                    31,936,240
                                                                                                --------------

COLORADO (1.1%)
     13,800     Moffat County, (Pollution Control Revenue, Series
                  1984, due 07/01/10) ...........................   VRDN    09/03/96(a) 3.550       13,800,000
                                                                                                --------------

CONNECTICUT (0.8%)
      6,000     Connecticut State, (Refunding, Economic Recovery
                  Notes, Series 1995) ...........................    GO     12/15/96    4.250        6,009,179
     4,000      Connecticut State, (Special Assessment,
                  Unemployment Compensation Fund Revenue,
                  Connecticut Unemployment Services, Series
                  1993C, due 11/15/01), FGIC Insured ............   VRDN    07/01/97(a) 3.900        4,000,000
                                                                                                --------------
                                                                                                    10,009,179
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
DISTRICT OF COLUMBIA (4.8%)
$    2,800      District of Columbia, (Columbia Hospital for
                  Women Issue, Series 1988A, due 07/01/20), LOC
                  Mitsubishi Bank Ltd. .                            VRDN    09/04/96(a) 3.650%  $    2,800,000
     2,000      District of Columbia, (Refunding, Series 1992
                  A-2, due 10/01/07), LOC Bank of Nova Scotia ...   VRDN    09/03/96(a) 3.950        2,000,000
     6,600      District of Columbia, (Refunding, Series 1992
                  A-3, due 10/01/07), LOC Toronto Dominion
                  Bank ..........................................   VRDN    10/01/07(a) 3.950        6,600,000
     7,100      District of Columbia, (Refunding, Series 1992
                  A-4, due 10/01/07), LOC Toronto Dominion
                  Bank ..........................................   VRDN    09/03/96(a) 3.950        7,100,000
     7,000      District of Columbia, (Refunding, Series 1992
                  A-5, due 10/01/07), LOC Bank of Nova Scotia ...   VRDN    09/30/96(a) 3.950        7,000,000
    12,300      District of Columbia, (Refunding, Series 1992
                  A-6, due 10/01/07), LOC National Westminster
                  PLC ...........................................   VRDN    09/03/96(a) 3.950       12,300,000
    13,700      District of Columbia, (Refunding,Series 1992 A-1,
                  due 10/01/07), LOC National Westminster Bank
                  PLC ...........................................   VRDN    09/03/96(a) 3.950       13,700,000
     6,400      District of Columbia, (The American University
                  Issue, Series 1985, due 10/01/15), LOC National
                  Westminster Bank PLC ..........................   VRDN    09/04/96(a) 3.550        6,400,000
                                                                                                --------------
                                                                                                    57,900,000
                                                                                                --------------

FLORIDA (5.4%)
     34,650     Dade County, (Water & Sewer System, Series 1994,
                  due 10/05/22), FGIC Insured ...................   VRDN    09/04/96(a) 3.350       34,650,000
     2,000      Florida, (Housing Finance Agency, Carlton Arms II
                  Project, Multi Family Housing Revenue, Series
                  1985-EEE, due 12/01/08), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/04/96(a) 3.550        2,000,000
     5,750      Hernando County, (IDR, Refunding, Moore McCormack
                  Resources Inc. Project Series 1988, due
                  12/01/04), LOC Societe Generale ...............    RB     09/05/96(b) 3.506        5,750,000
     4,800      Hillsborough County, (Industrial Development
                  Authority, PCR, Refunding, Tampa Electric Co.,
                  Gannon Coal Conversion Project, Series 1990,
                  due 09/01/25) .................................   VRDN    09/03/96(a) 3.850        4,800,000
     4,485      Indian Trace, (Community Development, Basin 1
                  Water Management, Series 1989, due 05/01/10),
                  LOC Tokai Bank Ltd. ...........................   VRDN    09/04/96(a) 3.350        4,485,000
     6,865      Indian Trace, (Community Development, Basin 1
                  Water Management, Series 1991A, due 05/01/11),
                  LOC Tokai Bank Ltd. ...........................   VRDN    09/04/96(a) 3.350        6,865,000
     2,200      Jacksonville, (PCR, Florida Power & Light Co.
                  Project, Series 1995, due 05/01/29) ...........   VRDN    09/03/96(a) 3.750        2,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
FLORIDA (CONTINUED)
$      575      Orange County, (Industrial Development Authority,
                  IDR, Refunding, Noland Co. Project, Series
                  1989, due 02/01/04), LOC Wachovia Bank and
                  Trust .........................................   VRDN    09/05/96(a) 3.548%  $      575,000
     4,500      Orange County, (Florida Health Facilities
                  Authority, P-Floats-PA-95, due 10/01/14), LOC
                  Merrill Lynch Capital Services ................    TPP    09/05/96(a) 3.600        4,500,000
                                                                                                --------------
                                                                                                    65,825,000
                                                                                                --------------

GEORGIA (9.3%)
      3,545     Bartow County, (Georgia Development Authority,
                  PCR, Georgia Power Co., 1st Series, due
                  06/01/23) .....................................   VRDN    09/03/96(a) 3.800        3,545,000
    27,700      Burke County, (Development Authority, PCR,
                  Georgia Power Co., Series 1994, Vogtle
                  Project-4th Series, due 09/01/25) .............   VRDN    09/03/96(a) 3.800       27,700,000
     7,500      Burke County, (Development Authority, PCR,
                  Georgia Power Co., Series 1994, Vogtle
                  Project-5th Series, due 07/01/24) .............   VRDN    09/03/96(a) 3.700        7,500,000
     6,600      Burke County, (Development Authority, PCR,
                  Oglethorpe Power Corp., Series 1993A, due
                  01/01/16), FGIC Insured .......................   VRDN    09/04/96(a) 3.350        6,600,000
    17,500      Burke County, (Development Authority, PCR,
                  Oglethorpe Power Corp., Series 1994A, due
                  01/01/19), FGIC Insured .......................   VRDN    09/04/96(a) 3.350       17,500,000
       690      Cobb County, (Development Authority, IDR,
                  Refunding, Noland Co. Project, Series 1989, due
                  08/01/99), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.547          690,000
     1,500      DeKalb County, (Development Authority Revenue,
                  IDR, Refunding Noland Co. Project, Series 1989,
                  due 08/01/01), LOC Wachovia Bank and Trust ....   VRDN    09/05/96(a) 3.548        1,500,000
     4,000      DeKalb County, (Development Authority Revenue,
                  Metro Atlanta YMCA Project, Series 1995, due
                  06/01/20), LOC Wachovia Bank and Trust ........   VRDN    09/04/96(a) 3.350        4,000,000
    30,000      Fulton County, (Series 1996) ....................    TAN    12/31/96    4.000       30,043,499
     2,000      Georgia, (Series 1988) ..........................    GO     04/01/97    8.400        2,057,020
    10,000      Georgia, (Series 1993 C, BT # 149, due
                  07/01/08) .....................................    TPP    09/05/96(a) 3.500       10,000,000
     2,400      Putnam County, (Development Authority Revenue,
                  PCR, Georgia Power Co., Series 1, due
                  06/01/23) .....................................   VRDN    09/03/96(a) 3.800        2,400,000
                                                                                                --------------
                                                                                                   113,535,519
                                                                                                --------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
HAWAII (0.6%)
$    6,900      Hawaii, (Housing Finance and Development
                  Corporation, Rental Housing Program, Housing
                  Program Revenue, Series 1989-A, 07/01/24), LOC
                  Banque Nationale De Paris .....................   VRDN    09/04/96(a) 3.550%  $    6,900,000
                                                                                                --------------

IDAHO (1.4%)
     17,000     Idaho State, (Series 1996) ......................    TAN    06/30/97    4.500       17,081,182
                                                                                                --------------

ILLINOIS (4.7%)
        540     Charleston, (Servistar Corp. Project, Series
                  1988, due 10/01/97), LOC ABN Amro Bank NV .....   VRDN    09/05/96(a) 3.547          540,000
    11,085      Chicago, (O'Hare International Airport, General
                  Airport Second Lien, Series 1984B, due
                  01/01/15), LOC Societe Generale ...............   VRDN    09/04/96(a) 3.500       11,085,000
     6,000      Chicago, (O'Hare International Airport, General
                  Airport Second Lien, Series 1994C, due
                  01/01/18), LOC Societe Generale ...............   VRDN    09/04/96(a) 3.500        6,000,000
     9,900      Counties of Jackson and Union, (Regional Port
                  Distributors, Enron Transportation Services,
                  Refunding, Series 1994, due 04/01/24), LOC
                  Mitsubishi Bank Ltd., Houston .................   VRDN    09/04/96(a) 3.500        9,900,000
     1,300      Illinois, (Development Finance Authority ,
                  Limited Obligation Revenue Bond, Dart Container
                  Corp. of Illinois Project, Series 1984, due
                  12/01/09), LOC National Bank of Detroit .......   VRDN    09/05/96(a) 3.547        1,300,000
     5,200      Illinois, (Development Finance Authority, PCR,
                  Illinois Power Co. Project, Series 1993B, due
                  11/01/28), LOC Canadian Imperial Bank of
                  Commerce ......................................   VRDN    09/04/96(a) 3.500        5,200,000
     2,600      Illinois, (Health Facilities Authority, SSM
                  Health Care Project, Series 1990A, 06/01/06),
                  LOC Rabobank Nederland ........................   VRDN    09/03/96(a) 3.600        2,600,000
     5,000      Illinois, (Health Facilities Authority, Swedish
                  Covenant Hospital Project, Series 1995, due
                  08/01/25), AMBAC Insured ......................   VRDN    09/04/96(a) 3.500        5,000,000
    10,900      Joliet, (Regional Port District, Refunding, Exxon
                  Project, Series 1989, due 10/01/24) ...........   VRDN    09/03/96(a) 3.750       10,900,000
     1,000      North Chicago, (Lake County, IDR, Abbott Labs
                  Project, Series 1983, due 12/01/03) ...........   VRDN    10/01/96(a) 4.537        1,000,000
     3,000      Saint Charles, (Illinois Industrial Development
                  Revenue, Pier 1 Imports-Midwest Project, Series
                  1986, due 12/15/26), LOC National Westminster
                  PLC ...........................................   VRDN    09/04/96(a) 3.550        3,000,000
                                                                                                --------------
                                                                                                    56,525,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
INDIANA (0.6%)
$    4,050      Rockport, (Indiana Pollution Control, PCR,
                  Indiana and Michigan Electric Co. Project,
                  Series 1985A, due 08/01/14), LOC Swiss Bank
                  Corp. .........................................   VRDN    09/04/96(a) 3.550%  $    4,050,000
     3,000      Rockport, (Indiana Pollution Control, PCR,
                  Refunding, AEP Generating Co. Project, Series
                  1995B, due 07/01/25), AMBAC Insured ...........   VRDN    09/03/96(a) 3.850        3,000,000
                                                                                                --------------
                                                                                                     7,050,000
                                                                                                --------------

IOWA (0.5%)
      6,255     Polk County, (Hospital Equipment & Improvement
                  Revenue, due 12/01/05), MBIA Insured ..........   VRDN    09/03/96(a) 3.500        6,255,000
                                                                                                --------------

KANSAS (1.4%)
      2,000     Garden City, (IDR Refunding, Inland Container
                  Corp. Project, Series 1983, due 01/01/08), LOC
                  Credit Suisse .................................   VRDN    10/01/96(a) 3.500        2,000,000
    10,000      Kansas, (Department of Transportation & Highways,
                  Series 1994B, due 09/01/14) ...................   VRDN    09/04/96(a) 3.350       10,000,000
     1,650      Wichita, (Airport Authority Adjustable Mode
                  Facility Revenue, Refunding, Flight Safety
                  International Inc., Project, Series 1990, due
                  11/01/01), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.550        1,650,000
     3,300      Wichita, (CSJ Health System of Wichita, Inc.
                  Revenue, Series 25 1985, due 10/01/11), LOC
                  Sumitomo Bank Ltd. ............................   VRDN    09/04/96(a) 3.700        3,300,000
                                                                                                --------------
                                                                                                    16,950,000
                                                                                                --------------

LOUISIANA (3.9%)
      4,500     Ascension Parish, (Borden Inc. Project,
                  Refunding, Series 1992, due 12/01/09), LOC
                  Credit Suisse .................................   VRDN    09/04/96(a) 3.500        4,500,000
     6,000      Calcasieu Parish, (IDR, Refunding, Olin Corp.
                  Project, Series 1993B, due 02/01/16), LOC
                  Wachovia Bank .................................   VRDN    09/03/96(a) 3.800        6,000,000
     3,770      Calcasieu Parish, (Recovery District Sales Tax,
                  Road Improvement, due 09/01/97), LOC National
                  Westminster Bank PLC ..........................   VRDN    09/05/96(a) 3.550        3,770,000
     7,000      Lake Charles, (Harbor and Terminal District,
                  Reynolds Metal Co. Project, Series 1990, due
                  05/01/06), LOC Canadian Imperial Bank of
                  Commerce ......................................   VRDN    09/04/96(a) 3.500        7,000,000
     7,200      Louisiana, (Public Facilities Authority,
                  Refunding, Hospital Equipment Financing, Series
                  1985A, due 12/01/05), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/04/96(a) 4.000        7,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
LOUISIANA (CONTINUED)
$   11,255      Louisiana, (Public Facilities Authority,
                  Refunding, Hospital Revenue, Series 1985, due
                  12/01/00), LOC Banque National de Paris .......   VRDN    09/04/96(a) 3.500%  $   11,255,000
     7,100      New Orleans, (Louisana Aviation Board, Series
                  1993B, due 08/01/16), MBIA Insured ............   VRDN    09/04/96(a) 3.350        7,100,000
                                                                                                --------------
                                                                                                    46,825,000
                                                                                                --------------

MARYLAND (1.2%)
     10,000     Anne Arundel County, (PCR, Baltimore Gas and
                  Electric Co. Project, Series 1989, due
                  07/01/14) .....................................    RB     07/01/97(b) 3.950       10,000,000
     4,900      Montgomery County, (Series 1995) ................    CP     10/08/96    3.500        4,900,000
                                                                                                --------------
                                                                                                    14,900,000
                                                                                                --------------

MASSACHUSETTS (2.7%)
      9,700     Massachusetts State, (Health & Education
                  Facilities Authority, Brigham and Women's
                  Hospital, Series 1985A, due 07/01/17), LOC
                  Sanwa Bank Ltd. ...............................   VRDN    09/04/96(a) 3.450        9,700,000
    19,800      Massachusetts, (Series 1990B, due 12/01/97), LOC
                  National Wesminster Bank PLC ..................   VRDN    09/03/96(a) 3.650       19,800,000
     3,000      Massachusetts, (Series 1990E, due 12/01/97), LOC
                  ABN-AMRO Bank NV ..............................   VRDN    09/03/96(a) 3.650        3,000,000
                                                                                                --------------
                                                                                                    32,500,000
                                                                                                --------------

MICHIGAN (4.6%)
     17,000     Michigan State, (Series 1996) ...................    GO     09/30/96    4.000       17,007,462
     3,300      Michigan State, (Strategic Fund Limited,
                  Obligation Revenue Refunding, Dow Chemical Co.
                  Project, due 02/01/09) ........................   VRDN    09/03/96(a) 3.850        3,300,000
    10,600      Michigan State, (Strategic Fund Limited, Reserve
                  1, Series 1995, due 09/01/30), LOC Barclays
                  Bank PLC ......................................   VRDN    09/03/96(a) 3.750       10,600,000
     1,000      Michigan, (Housing Development Authority, Series
                  1994C, due 04/01/19), LOC Credit Suisse,
                  N.Y. ..........................................   VRDN    09/04/96(a) 3.500        1,000,000
    23,425      Midland County (Economic Development Corp.,
                  Limited Obligation Revenue, Refunding, Dow
                  Chemical Co. Project, Series 1993B, due
                  12/01/15) .....................................   VRDN    09/03/96(a) 3.800       23,425,000
                                                                                                --------------
                                                                                                    55,332,462
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
MINNESOTA (0.4%)
$    1,325      St. Louis Park, (Tax Increment Revenue, Series
                  1987B, due 03/01/02), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/05/96(a) 3.550%  $    1,325,000
     3,100      University of Minnesota, (University Revenues,
                  Series 1985G, due 10/01/07) ...................   VRDN    02/01/97(a) 3.750        3,100,000
                                                                                                --------------
                                                                                                     4,425,000
                                                                                                --------------

MISSISSIPPI (0.0%)*
        535     Columbus, (IDR, Refunding Noland Co. Project,
                  Series 1989, due 05/01/99), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.547          535,000
                                                                                                --------------

MISSOURI (1.5%)
     11,000     Missouri, (Environmental Improvement and Energy
                  Resources Authority, PCR, Union Electric Co.
                  Project, Series 1984B, Maturity 06/01/14), LOC
                  Union Bank of Switzerland .....................    RB     06/01/97(b) 5.000       11,000,000
     7,500      Missouri, (Health and Educational Facilities
                  Revenue, SSM Health Care Projects, Series
                  1995C, due 06/01/22), MBIA Insured ............   VRDN    09/03/96(a) 3.500        7,500,000
                                                                                                --------------
                                                                                                    18,500,000
                                                                                                --------------

NEBRASKA (0.9%)
     10,650     Lancaster County, (Hospital Authority No. 1,
                  Hospital Revenue, Refunding, Bryan Memorial
                  Hospital Project, due 06/01/12), MBIA
                  Insured .......................................   VRDN    09/04/96(a) 3.350       10,650,000
                                                                                                --------------

NEVADA (0.5%)
      6,000     Clark County, (Nevada Industrial Development
                  Revenue, IDR, Refunding, Nevada Power Co.
                  Project, Series 1995C, due 10/01/30), LOC
                  Barclays Bank PLC .............................   VRDN    09/04/96(a) 3.550        6,000,000
                                                                                                --------------

NEW HAMPSHIRE (0.1%)
      1,790     New Hampshire, (Higher Educational and Health
                  Facilities Authority, Dartmouth College Issue,
                  Student Loan Revenue, Series 1994, due
                  06/01/19) .....................................   VRDN    06/01/97(a) 3.800        1,790,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
NEW YORK (8.9%)
$   31,900      New York City Municipal Water Finance Authority,
                  (Water and Sewer Systems, Series 1995A, due
                  06/15/25), FGIC Insured .......................   VRDN    09/03/96(a) 4.000%  $   31,900,000
    11,400      New York City, (Series 1993, Sub-Series A-10, due
                  08/01/16), LOC Morgan Guaranty Trust ..........   VRDN    09/03/96(a) 4.000       11,400,000
     9,100      New York City, (Series 1993, Sub-Series A-10, due
                  08/01/17), LOC Sumitomo Bank Ltd. .............   VRDN    09/03/96(a) 4.000        9,100,000
     2,600      New York City, (Sub-Series 1993 B-4, due,
                  08/15/21), LOC Union Bank of Switzerland ......   VRDN    09/03/96(a) 4.000        2,600,000
     3,500      New York City, (Sub-Series 1993 B-4, due
                  08/15/23), LOC Union Bank of Switzerland ......   VRDN    09/03/96(a) 4.000        3,500,000
     3,400      New York State, (Energy Research and Development
                  Authority, PCR, New York Electric and Gas,
                  Series 1985D, due 12/01/15), LOC Union Bank of
                  Switzerland ...................................    RB     12/01/96(b) 3.650        3,400,000
    39,700      New York State, Energy Research & Development
                  Authority, (Niagara Mohawk Power Corp., Series
                  1985A, due 07/01/15), LOC Toronto Dominion
                  Bank ..........................................   VRDN    09/03/96(a) 3.950       39,700,000
     6,000      Port Authority of New York & New Jersey, (Special
                  Obligation Revenue, Versatile Structure
                  Obligation - 5, Series 1996, due 08/01/24) ....   VRDN    09/03/96(a) 3.650        6,000,000
                                                                                                --------------
                                                                                                   107,600,000
                                                                                                --------------

NORTH CAROLINA (1.7%)
      2,100     Ashe County, (Industrial Facilities and Pollution
                  Control Finance Authority, IDR, Refunding,
                  Gates Rubber Co. Project, Series 1988, due
                  07/01/10), LOC National Bank of Detroit .......   VRDN    09/05/96(a) 3.547        2,100,000
     2,140      Davidson County, (Industrial Facilities and
                  Pollution Control Financing Authority, IDR,
                  Lowes Co., Inc. Project, Series 1990, due
                  07/01/20), LOC National Westminster Bank
                  PLC ...........................................   VRDN    09/05/96(a) 3.547        2,140,000
     2,000      Mecklenburg County, (Industrial Facilities and
                  Pollution Control Financing Authority, IDR,
                  Allied Corp. Project, Series 1984, 09/01/14),
                  LOC ABN Amro Bank .............................   VRDN    09/03/96(a) 3.650        2,000,000
     1,040      North Carolina, (Eastern Municipal Power Agency,
                  Floats PA-34 B, Series 1993, due 01/01/22) ....   VRDN    09/05/96(a) 3.550        1,040,000
     4,700      North Carolina, (Eastern Municipal Power Agency,
                  Floats PA-34A, Series 1993, due 01/01/24) .....   VRDN    09/05/96(a) 3.550        4,700,000
     1,600      North Carolina, (Educational Facilities Finance
                  Agency, Guilford College Project, Series 1993,
                  due 09/01/23), LOC Wachovia Bank and Trust ....   VRDN    09/03/96(a) 3.700        1,600,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
NORTH CAROLINA (CONTINUED)
$    4,000      Wake County, (Industrial Facilities and Pollution
                  Control Financing Authority, PCR, Carolina
                  Power and Light Project, Series 1985A, due
                  05/01/15), LOC Credit Suisse ..................   VRDN    09/04/96(a) 3.400%  $    4,000,000
     2,600      Wake County, (Industrial Facilities and Pollution
                  Control Financing Authority, PCR, Carolina
                  Power Light Co. Project, Series 1985B,
                  09/01/15), LOC Sumitomo Bank Ltd. .............   VRDN    09/04/96(a) 3.600        2,600,000
                                                                                                --------------
                                                                                                    20,180,000
                                                                                                --------------

OHIO (2.5%)
      8,700     Hamilton County, (Health System Revenue,
                  Franciscan Sisters Poor Health, Series 1987A,
                  due 03/01/17), LOC Sumitomo Bank, Ltd. ........   VRDN    09/03/96(a) 3.750        8,700,000
     6,220      Ohio, (Air Quality Development Authority,
                  Pollution Control Revenue, Cleveland Electric,
                  Series 1988B, due 03/01/18), FGIC Insured .....    RB     09/03/96(b) 3.600        6,220,000
     7,500      Ohio, (Air Quality Development Authority,
                  Pollution Control Revenue, Cleveland Electric,
                  Series 1988B, due 03/01/18), FGIC Insured .....   VRDN    10/01/96(a) 3.600        7,500,000
     4,000      Ohio, (Air Quality Development Authority, Series
                  1985A, due 12/01/15), LOC Union Bank of
                  Switzerland ...................................   VRDN    09/03/96(a) 4.000        4,000,000
     4,400      Wooster, (IDR, Allen Group Inc. Project, Series
                  1985, 12/01/10), LOC Dresdner Bank ............   VRDN    09/04/96(a) 3.950        4,400,000
                                                                                                --------------
                                                                                                    30,820,000
                                                                                                --------------

OKLAHOMA (3.6%)
     30,200     Oklahoma, (Water Resources Board, State Loan
                  Revenue Program, Series 1994A, due
                  09/01/23) .....................................    RB     09/01/96(b) 3.250       30,200,000
     5,125      Tulsa, (Industrial Development Authority,
                  Hillcrest Medical Center Project, Series 1988,
                  due 03/01/18), LOC Sumitomo Bank ..............   VRDN    09/04/96(a) 3.500        5,125,000
     8,425      Washington County, (Medical Authority, Refunding,
                  Jane Phillips Hospital, Series 1989B, due
                  11/01/14), LOC Credit Local de France .........   VRDN    11/01/96(a) 5.550        8,425,000
                                                                                                --------------
                                                                                                    43,750,000
                                                                                                --------------

OREGON (0.4%)
      5,000     Port Portland, (PCR, Reynolds Metal Co. Project,
                  due 12/01/09), LOC Bank of Nova Scotia ........   VRDN    09/03/96(a) 3.700        5,000,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
PENNSYLVANIA (6.3%)
$   13,880      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-1, due 03/01/18), LOC PNC
                  Financial .....................................   VRDN    09/05/96(a) 3.500%  $   13,880,000
     5,475      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-2, due 03/01/18), LOC PNC
                  Financial .....................................   VRDN    09/05/96(a) 3.500        5,475,000
     2,500      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-3, due 03/01/18), LOC PNC Bank ...   VRDN    09/05/96(a) 3.500        2,500,000
     4,100      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1990B, due 03/01/20), MBIA Insured .....   VRDN    09/05/96(a) 3.500        4,100,000
     6,000      Allegheny County, (Industrial Development
                  Authority, IDR Refunding, Dowty Corp. Project,
                  Series 1986, due 12/01/01), LOC Mellon Bank ...   VRDN    09/04/96(a) 3.600        6,000,000
     5,000      Allegheny County, (Industrial Development
                  Authority, U.S.-Steel Environmental Improvement
                  Project, due 10/01/12), LOC Commerzbank
                  Aktiengesel ...................................    RB     12/06/96(b) 3.550        5,000,000
     3,500      Clinton County, (Industrial Development
                  Authority, IDR, Mellon Bank Central National
                  Assistance Project, Series 1985, due 09/01/05),
                  LOC Mellon Bank ...............................   VRDN    09/04/96(a) 3.600        3,500,000
     1,100      Delaware County, (Pennsylvania Industrial
                  Development Authority, Airport Facilities
                  Revenue, United Parcel Service Project, due
                  12/01/15) .....................................   VRDN    09/03/96(a) 3.650        1,100,000
     3,150      Lehigh County, (Industrial Development Authority,
                  PCR, P-Floats-PA-99, due 09/01/29), MBIA
                  Insured .......................................   VRDN    09/05/96(a) 3.500        3,150,000
     2,000      Pennsylvania State, (Industrial Development
                  Authority, Series 1990, due 05/01/04) .........   VRDN    09/04/96(a) 3.600        2,000,000
    14,800      Pennsylvania, (Higher Educational Facilities
                  Authority, Health Services Revenue, Allegheny
                  Delaware Valley, due 11/15/35), LOC PNC
                  Bank ..........................................   VRDN    09/04/96(a) 3.400       14,800,000
    15,000      Philadelphia, (School District, Series 1996) ....   TRAN    06/30/97    4.500       15,059,749
                                                                                                --------------
                                                                                                    76,564,749
                                                                                                --------------

SOUTH CAROLINA (2.8%)
      9,250     Allendale County, (IDR, Refunding, King Seeley
                  Thermos Co. Project, Series 1988, due
                  08/01/01), LOC Bank of Nova Scotia ............   VRDN    09/05/96(a) 3.547        9,250,000
     1,500      Laurens County, (IDR, Asten Press Fabrics, Inc.
                  Project, Series 1991, Refunding, due 09/01/00),
                  LOC Wachovia Bank and Trust ...................   VRDN    09/05/96(a) 3.550        1,500,000
    10,300      South Carolina, (Jobs, Economic Development
                  Authority, Saint Francis Hospital, due
                  07/01/22), LOC Chemical Bank ..................   VRDN    09/03/96(a) 3.700       10,300,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
SOUTH CAROLINA (CONTINUED)
$   10,090      South Carolina, (Public Service Authority,
                  Refunding, Series 1996B) ......................    RB     01/01/97(b) 4.000%  $   10,102,910
     1,330      South Carolina, (State Highway, Series 1996A) ...    GO     02/01/97    6.100        1,344,282
     1,060      Spartanburg County, (IDR, Refunding, Holberg
                  Electronic Corp. Project, Series 1989A, due
                  11/01/05), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.550        1,060,000
                                                                                                --------------
                                                                                                    33,557,192
                                                                                                --------------

TENNESSEE (3.6%)
      3,100     Collierville, (Industrial Development Board, due
                  03/01/00), LOC National City Bank of
                  Cleveland .....................................   VRDN    10/01/96(a) 5.362        3,100,000
     1,365      Franklin, (Industrial Development Board, IDR,
                  Refunding, Noland Co. Project, Series 1989, due
                  05/01/97), LOC Wachovia Bank and Trust ........    RB     09/05/96(b) 3.548        1,365,000
     6,500      Knox County, (Industrial Development Board, IDR,
                  Moore McCormack Resources Inc. Project Series
                  1988, due 06/01/06), LOC Societe Generale .....   VRDN    10/01/96(a) 3.500        6,500,000
     1,400      Metropolitan Nashville & Davidson County, (Health
                  & Education Facilities Board, Vanderbilt
                  University, Series 1985B, due 05/01/13) .......    RB     05/01/97(b) 3.700        1,400,000
     3,400      Metropolitan Nashville Airport Authority (Special
                  Facilities Revenue, American Airlines Project,
                  Series 1995A, due 10/01/12), LOC Credit
                  Suisse ........................................   VRDN    09/03/96(a) 3.700        3,400,000
     7,300      Nashville, (Metropolitan Airport Authority,
                  Special Facilities Revenue, American Airlines
                  Project, Series 1995B, due 10/01/12), LOC
                  Bayerische Landesbank .........................   VRDN    09/03/96(a) 3.700        7,300,000
       800      Sullivan County, (Industrial Development Board,
                  PCR, Refunding, Mead Corp. Project, Series
                  1986, due 10/01/16), LOC Union Bank of
                  Switzerland ...................................   VRDN    09/03/96(a) 3.700          800,000
    20,000      Tennessee, (Local Development Authority Revenue,
                  Series 1996A) .................................    RAN    05/29/97    4.000       20,055,627
                                                                                                --------------
                                                                                                    43,920,627
                                                                                                --------------

TEXAS (9.1%)
      1,500     El Paso, (Industrial Development Authority,
                  Contel Cellular of El Paso Inc. Project, Series
                  1985, due 02/01/04), LOC Bank of Nova
                  Scotia ........................................   VRDN    10/01/96(a) 5.362        1,500,000
     9,000      Grayson County, (Industrial Development Corp.,
                  Aluminum Co. of America, Refunding, Series
                  1992, due 12/01/02) ...........................   VRDN    09/05/96(a) 3.550        9,000,000
     1,400      Gulf Coast, (Waste Disposal Authority, PCR, Amoco
                  Oil Co. Project, Refunding, due 10/01/17) .....   VRDN    09/03/96(a) 3.750        1,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
TEXAS (CONTINUED)
$   10,400      Harris County, (Health Facilities Development
                  Corp., Texas Health Care System Sisters of
                  Charity Incarnate, Series 1985), LOC Toronto
                  Dominion Bank .................................    CP     10/16/96    3.500%  $   10,400,000
    25,000      Harris County, (Series 1996) ....................    TAN    02/28/97    4.500       25,089,182
       900      Lone Star Airport Improvement Authority, (Series
                  1984 B-4, due 12/01/14), LOC Royal Bank of
                  Canada ........................................   VRDN    09/03/96(a) 3.700          900,000
     1,400      Lone Star Texas Airport Improvement Authority,
                  (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                  of Canada .....................................   VRDN    09/03/96(a) 3.700        1,400,000
    37,640      Lower Colorado River Authority, (Refunding,
                  Junior Lien, 3rd Supplement Series, due
                  01/01/13), MBIA Insured .......................    RB     09/04/96(b) 3.350       37,640,000
     4,500      Mansfield, (Industrial Development Corp., Pier 1
                  Import-Texas Inc. Project, Series 1986, due
                  11/01/26), LOC National Wesminster PLC ........   VRDN    09/04/96(a) 3.550        4,500,000
     3,000      North Central, (Health Facilities Development
                  Corp., Hospital Revenue, Presbyterian Medical
                  Center, Series 1985D, due 12/01/15), MBIA
                  Insured .......................................   VRDN    09/03/96(a) 3.700        3,000,000
     5,050      Sabine River Authority, (PCR, Utilities Electric
                  Co., Refunding, Series 1995B, due 06/01/30),
                  LOC Union Bank of Switzerland .................   VRDN    09/03/96(a) 4.000        5,050,000
     9,000      Texas State, (Series 1997) ......................   TRAN    08/29/97    4.750        9,066,950
     1,615      Texas, (Higher Education Authority, Series 1985B,
                  due 02/01/25), FGIC Insured ...................   VRDN    09/04/96(a) 3.500        1,615,000
                                                                                                --------------
                                                                                                   110,561,132
                                                                                                --------------

UTAH (1.0%)
      2,565     Carbon County, (PCR, Refunding, Pacificorp
                  Project, Series 1994, due 11/01/24), LOC Bank
                  of New York ...................................   VRDN    09/03/96(a) 3.850        2,565,000
     9,000      Intermountain Power Agency, (Utah Power Supply
                  Revenue, Series 1985F, due 07/01/15), LOC Swiss
                  Bank ..........................................    RB     09/15/96(b) 3.350        9,000,000
                                                                                                --------------
                                                                                                    11,565,000
                                                                                                --------------

VERMONT (0.6%)
      7,400     Vermont, (Student Assistance Corp., Student Loan
                  Revenue Bond, Series 1985, due 01/01/04), LOC
                  National Wesminster Bank PLC ..................   VRDN    10/01/96(a) 3.750        7,400,000
                                                                                                --------------

VIRGINIA (0.9%)
      4,900     Arlington County, (Ballston Public Parking
                  Project, Series 1984, due 08/01/17), LOC
                  Citibank ......................................   VRDN    09/03/96(a) 3.500        4,900,000
     2,945      Chesterfield County, (Improvement and Refunding
                  Bond, Series 1991, due 07/15/03) ..............   VRDN    09/04/96(a) 3.450        2,945,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
VIRGINIA (CONTINUED)
$    1,000      Virginia Beach, (Industrial Development
                  Authority, IDR, Norfolk Virginia Beach,
                  Portsmouth MSA Limited Partnership Project, due
                  12/01/04), LOC Bank of Nova Scotia ............   VRDN    10/01/96(a) 5.362%  $    1,000,000
     2,400      Virginia, (State Housing Development Authority,
                  AHC Service Corp., Series 1987A, due 09/01/17),
                  LOC Mitsubishi Ltd. ...........................   VRDN    09/04/96(a) 3.550        2,400,000
                                                                                                --------------
                                                                                                    11,245,000
                                                                                                --------------

WASHINGTON (0.5%)
      6,400     Seattle, (Washingon Water Systems Revenue, Series
                  1995, due 09/01/25), LOC Bayerische
                  Landesbank ....................................   VRDN    09/04/96(a) 3.500        6,400,000
                                                                                                --------------

WEST VIRGINIA (0.1%)
      1,000     Mercer County, (IDR, Refunding, Noland Co.
                  Project, Series 1989, due 05/01/01), LOC
                  Wachovia Bank and Trust .......................   VRDN    09/05/96(a) 3.547        1,000,000
                                                                                                --------------

WISCONSIN (1.0%)
      2,500     Marshfield, (IDR, Beatrice Cheese Inc., Project,
                  Series 1984, due 12/01/14), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.547        2,500,000
     1,300      Seymour, (IDR, Beatrice Cheese Inc., Project,
                  Series 1984, due 12/01/98), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.548        1,300,000
     8,500      Wisconsin, (Custodial Receipt Certificates, due
                  05/01/04) .....................................    TPP    09/05/96(a) 3.500        8,500,000
                                                                                                --------------
                                                                                                    12,300,000
                                                                                                --------------
                TOTAL INVESTMENTS (COST $1,206,628,282) (99.3%) ..............................   1,206,628,282
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%) .................................       7,948,504
                                                                                                --------------
                NET ASSETS (100.0%) ..........................................................  $1,214,576,786
                                                                                                --------------
                                                                                                --------------

------------------------------
(a)
  Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b)
  The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

*  Less than 0.1%

  Abbreviations used in the Schedule of Investments are as follows: AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

   Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

  Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a susequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value  $1,206,628,282
Cash                                          1,538,586
Interest Receivable                           6,745,136
Prepaid Trustees' Fees                            4,277
Prepaid Expenses and Other Assets                 6,390
                                         --------------
    Total Assets                          1,214,922,671
                                         --------------

LIABILITIES
Advisory Fee Payable                            187,631
Custody Fee Payable                              55,770
Administrative Services Fee Payable              33,711
Administration Fee Payable                       15,433
Fund Services Fee Payable                         2,358
Accrued Expenses                                 50,982
                                         --------------
    Total Liabilities                           345,885
                                         --------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $1,214,576,786
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                      $42,041,824

EXPENSES
Advisory Fee                             $2,154,248
Custodian Fees and Expenses                 235,187
Administrative Services Fee                 205,419
Administration Fee                          113,132
Fund Services Fee                            62,310
Professional Fees and Expenses               42,980
Trustees' Fees and Expenses                  21,259
Miscellaneous                                12,815
                                         ----------
    Total Expenses                                     2,847,350
                                                     -----------
NET INVESTMENT INCOME                                 39,194,474

NET REALIZED LOSS ON INVESTMENTS                          (1,789)
                                                     -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $39,192,685
                                                     -----------
                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL  FOR THE FISCAL
                                           YEAR ENDED      YEAR ENDED
                                           AUGUST 31,      AUGUST 31,
                                              1996            1995
                                         --------------  --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $   39,194,474  $   41,496,228
Net Realized Loss on Investments                 (1,789)       (266,979)
                                         --------------  --------------
    Net Increase in Net Assets
    Resulting from Operations                39,192,685      41,229,249
                                         --------------  --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                             4,223,774,582   4,119,755,028
Withdrawals                              (4,136,830,334) (4,094,390,648)
                                         --------------  --------------
    Net Increase from Investors'
    Transactions                             86,944,248      25,364,380
                                         --------------  --------------
    Total Increase in Net Assets            126,136,933      66,593,629

NET ASSETS
Beginning of Fiscal Year                  1,088,439,853   1,021,846,224
                                         --------------  --------------
End of Fiscal Year                       $1,214,576,786  $1,088,439,853
                                         --------------  --------------
                                         --------------  --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                        JULY 12, 1993
                                             FOR THE FISCAL YEAR        (COMMENCEMENT
                                              ENDED AUGUST 31,               OF
                                            ---------------------      OPERATIONS) TO
                                            1996     1995     1994     AUGUST 31, 1993
                                            ---      ---      ---      ---------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                  0.25%    0.25%    0.25%          0.25%(a)
  Net Investment Income                     3.40%    3.61%    2.37%          2.28%(a)

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The JPM Pierpont Tax Exempt Money Market Fund, (formerly The Pierpont Tax Exempt Money Market Fund), in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interest in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended August 31, 1996, this fee amounted to $2,154,248.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from September 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $19,005.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds,The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $91,843. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI's fees are to be paid by the Portfolio (see Note 2c). For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $2,284.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $171,708.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide fees to be paid by the Portfolio under both the amended Services Agreement and the Co-Administration Agreement (see Note
      2b) is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $33,711.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $62,310 for the fiscal year ended August 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 16, 1996

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JPM PIERPONT MONEY MARKET FUND
JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
JPM PIERPONT TREASURY MONEY MARKET FUND
JPM PIERPONT SHORT TERM BOND FUND
JPM PIERPONT BOND FUND
JPMPIERPONT TAX EXEMPT BOND FUND
JPMPIERPONT NEW YORK TOTAL RETURN BOND FUND
JPM PIERPONT DIVERSIFIED FUND
JPMPIERPONT EQUITY FUND
JPMPIERPONT CAPITAL APPRECIATION FUND
JPMPIERPONT INTERNATIONAL EQUITY FUND
JPMPIERPONT EMERGING MARKETS EQUITY FUND
JPM PIERPONT EUROPEAN EQUITY FUND
JPM PIERPONT JAPAN EQUITY FUND
JPM PIERPONT ASIA GROWTH FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

ANNUAL REPORT
AUGUST 31, 1996